Benefit Plans - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount Rate	5.30%	4.47%	5.18%
Rate of compensation increase			3.00%
Expected long-term return on plan assets	7.25%	7.50%	7.75%